ORGANIZATION (Additional Information) (Details) (USD $)												3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 10, 2011	Mar. 31, 2013 AbTech Industries, Inc. [Member]	Dec. 31, 2012 AbTech Industries, Inc. [Member]	Dec. 31, 2011 AbTech Industries, Inc. [Member]	Feb. 10, 2011 AbTech Industries, Inc. [Member]	Feb. 13, 2007 AbTech Industries, Inc. [Member]	Mar. 31, 2013 AbTech Industries, Inc. [Member] Series Preferred Stock [Member]	Dec. 31, 2012 AbTech Industries, Inc. [Member] Series Preferred Stock [Member]	Mar. 31, 2013 AEWS Engineering LLC [Member]	Dec. 31, 2012 AEWS Engineering LLC [Member]	Mar. 31, 2013 AEWS Engineering LLC [Member] Executive Vice President [Member]	Dec. 31, 2012 AEWS Engineering LLC [Member] Executive Vice President [Member]
Class Of Stock [Line Items]
Common stock, shares authorized	300,000,000	300,000,000	300,000,000					15,000,000	300,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001					$ 0.01	$ 0.001
Preferred stock, shares authorized				5,000,000				5,000,000
Preferred stock, par value								$ 0.01
Common stock outstanding prior to the merge	64,807,343	64,638,372	47,160,435		10,000,000	10,000,000	10,000,000			46,000,000	46,000,000
Ownership interest												80.00%	80.00%	20.00%	20.00%
Operation of AEWS allocated to the company												100.00%	100.00%